Fee and commission expenses (Tables)	12 Months Ended
Dec. 31, 2018
Fee and commission expenses
Schedule of fee and commission expense

	2016	2017	2018

Credit and debit cards	2,894	3,250	3,680
Checks and others	26	25	26
Collections and transactional services	158	226	287
Fund management	4	2	1
Capital markets and securities activities	135	199	189
Financial advisory services	16	6	13
Correspondent services	327	465	614
Other fees and commissions	1,270	1,330	1,764
	4,830	5,503	6,574